March 31, 2006



Volumetric Fund, Inc.
A No-Load Mutual Fund



----------------------                                           1

First Quarter
Report 2006















                      (Logo)
               Volumetric Fund, Inc.
















To our shareholders:

	We are pleased to report that Volumetric Fund's net asset value (NAV) advanced 5.7% in the past three months, our best first quarter performance since 1998. Our NAV closed out the quarter at $18.98, up
$1.02 from $17.96, the Fund's ex-distribution opening NAV on January 2,
2006. Thanks to our 'Volume and Range' system introduced in 2000, we have again outperformed the Standard & Poor 500 Index. This occurred six out of the past seven years. Please see the table below to compare the Fund's performance to those of other market indices.

               First Quarter        Since
                 2006             9/1/2000*

   Volumetric Fund   + 5.7       + 38.7%
   Dow-Jones Ind     + 3.7       -  1.2
   S&P 500 Index     + 3.7       - 14.9
   NYSE Index        + 6.2       + 15.1
   NASDAQ            + 6.1       - 44.7
    *Introduction of 'Volume and Range' system

    The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, closed out the quarter at a record breaking $186,139. This value is equivalent to an 11.33% compounded growth rate since inception.

PORTFOLIO REVIEW

    Due to our strong performance, our net assets for the first time have surpassed $25 million, reaching a record $25.3 million at the end of the first quarter. Since the beginning of year, we have reduced our cash position from 6.3% to a nearly fully invested 3.7%. Following the methodology of our disciplined 'Volume and Range' system, we have made several changes in our portfolio, as summarized in the following:

	Purchases: AmSouth Bancorp, Avery Dennison, Avnet, Inc., Beazer Homes, Beckman Coulter, Church & Dwight, Corinthian Colleges, Diebold, Inc., Disney (Walt), Edwards (A.G.), Electronic Arts, Florida Rock Industries, International Paper, L-3 Communications, Modine Manufacturing Comp., NiSource Inc., Omnicom, Pall Corp., Potash Corp., Ryan's Restaurant, Stewart & Stevenson, Sensient Technologies, Verizon Communications, and Zale.

    Sales: Albertson's, Alaska Air Group, Bowater, Carmike Cinemas, Cox Radio, DuPont, First American Corp., General Electric, Genzyme, HCA, Health Net, Micron Technology, Nike, North Fork Bancorp, Northern Trust, Omnicare, Paxar, Pride International, Siebel Systems, Steris, Time Warner and Torchmark. Among our stocks sold the three most profitable were: Omnicare with an 87% net realized gain, Health Net with an 85% gain and First American Corp. with a 62% gain.

     We have 85 stocks in the Fund's portfolio. Our average stock is up 20.6%. Our ten largest holdings and their gains are shown below:

                TOP TEN COMMON STOCK HOLDINGS
                     (as of 3/31/2006)

                         % of Total    % Gain

   Office Depot            2.07%       116.4%
   Jacobs Engineering      1.78        102.9
   National Semiconductor  1.65         88.7
   Wabtec                  1.65         76.4
   Tellabs                 1.57         67.2
   Anixter                 1.47         96.2
   Archer Daniels Midland  1.46         50.8
   Crane                   1.43         52.4
   Stewart Stevenson       1.41         45.6
   Tektronics              1.41         51.4


	In addition, we have four other stocks with at least a 40% gain: ITT Industries, up 70%, Allergan, up 50%, Genuine Parts, up 48% and Tommy Hilfiger up 47%. Our worst performing stock is Superior Industries with a 17% loss.

MERGERS AND ACQUISITIONS

	The quantitative and computer driven methodology of our 'Volume and Range' system paid off handsomely in the first quarter. We have several stocks which ended up as merger or acquisition candidates. Here are six examples.

	Tommy Hilfiger Corp., the apparel company, is being acquired by Apax Partners resulting currently in a 47% gain for Volumetric.

	Stewart & Stevenson, a leading manufacturer of military tactical wheeled vehicles is in the process of being purchased by Armor Holdings, Inc. At the end of the quarter, we had a 46% unrealized gain in Stevenson.

	Whirlpool is acquiring Maytag. This merger has excellent synergistic effects. Consequently, Whirlpool, which we own, is up 35%.

	One of our stocks, Computer Sciences, is a potential takeover candidate. As a consequence, it is currently up 19%.

    Lincoln National, a large insurer, is buying and will merge with our Jefferson Pilot, also an insurance company, resulting in a 15% gain.

	During the first quarter, our software firm Siebel Systems was acquired by Oracle. It resulted in a 14% capital gain for the Fund.

ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Wednesday, June 14, 2006, at Comfort Inn & Suites, 425 E. Route 59, Nanuet, New
York. Invitations and proxy statements will be sent to shareholders around middle of May. Shareholders of record at the close of business on April 26, 2006, are entitled to receive proxy material and an invitation to attend the meeting.

    At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BKD, LLP as independent auditors of the Fund for 2006. Also, we will report on Volumetric Fund's year-to-date performance.

    We are pleased to announce that Raymond T. Mundy will be a new nominee for the Board. Mr. Mundy is an attorney and an Adjunct Professor of Philosophy at Rockland Community College, Suffern, NY. Mr. Jeffrey Castaldo will retire from the Board in June. We are grateful for his numerous contributions during his 12 years of tenure as a director.

PRIVACY POLICY

    According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to
their clients and shareholders   annually. To meet this requirement, our
fund's privacy policy is described in the following paragraphs.
    Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

    We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

    We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

UPDATE AND OUTLOOK

	Volumetric and the market have continued to advance in the first few weeks of April. As of April 20, our NAV reached a record $19.25, up 7.2% since the beginning of the year. We also have an additional takeover stock in our portfolio. Russell, a leading sports clothing maker, is being purchased by Warren Buffets' Berkshire Hathaway. As the news was announced on April 18, Russell stock jumped a huge 37%.

    We think the market will rise still further, but with occasional pauses and pullbacks along the way. The major unknown at this time is interest rates. Recently, the Fed raised rates for the 15th time in less than two years. Our feeling is that the Fed will boost rates once more before it will halt its tightening process.

    We hope to see many of you at our annual meeting. Thank you for your trust. Please do not hesitate to call us, if you have any questions.

April 21, 2006

       Sincerely,


/s/ Gabriel Gibs		/s/ Irene Zawitkowski

Gabriel Gibs			Irene Zawitkowski
Chairman & CEO		        President




                       VOLUMETRIC FUND, INC.
                     STATEMENT OF NET ASSETS
                        March 31, 2006
                         (Unaudited)
COMMON STOCKS: 96.2%
                                                                MARKET
SHARES COMPANY                                                  VALUE
       Aerospace/Defense: 4.9%
 4,000 Lockheed Martin                                        $300,520
 4,300 Rockwell Automation                                     309,213
 9,800 Stewart Stevenson Services                              357,504
 4,800 United Technologies                                     278,256
                                                           -----------
                                                             1,245,493
        Air Transport: 1.2%
16,500 Southwest Airlines                                      296,835
                                                           -----------

       Apparel: 1.8%
 9,900 Russell                                                 136,620
19,600 Tommy Hilfiger*                                         322,812
                                                           -----------
                                                               459,432
                                                           -----------
      Appliances: 1.2%
3,400 Whirlpool                                                310,998
                                                           -----------

       Auto/Auto Parts: 2.8%
12,000 Autonation*                                            258,600
 5,900 Genuine Parts                                          258,597
10,300 Superior Industries                                    199,408
                                                           -----------
                                                              716,605
                                                           -----------

       Banking: 4.2%
 9,100 AmSouth                                                246,155
 5,400 Marshall & Ilsley                                      235,332
 5,000 Wachovia Corp.                                         280,250
 3,500 Zions Bancorp                                          289,555
                                                           -----------
                                                            1,051,292
                                                           -----------
       Building/Construction: 1.0%
 3,800 Beazer Homes                                           249,660
                                                           -----------

       Business/Consumer Services: 6.3%
 5,800 Choicepoint Systems*                                   259,550
18,500 Corinthian Colleges*                                   266,400
 6,100 Diebold                                                250,710
 7,000 Equifax                                                260,680
22,000 Gartner*                                               306,900
 3,000 Omnicom                                                249,750
                                                           -----------
                                                            1,593,990
                                                           -----------

       Chemicals: 3.8%
 4,200 Avery Dennison                                         245,616
 5,200 Dow Chemical                                           211,120
 6,000 Lubrizol                                               257,100
 4,000 PPG Industries                                         253,400
                                                           -----------
                                                              967,236
                                                           -----------

       Communications: 3.6%
 3,200 L-3 Communications                                     274,528
25,000 Tellabs*                                               397,500
 7,300 Verizon Communications                                 248,638
                                                           -----------
                                                              920,666
                                                           -----------
       Computers, Software: 3.3%
 5,000 Computer Science*                                      277,750
25,000 LSI Logic*                                             289,000
12,000 Synopsis*                                              268,200
                                                           -----------
                                                              834,950
                                                           -----------
       Consumer Products: 2.0%
 5,500 Alberto Culver                                         243,265
 7,200 Church & Dwight                                        265,824
                                                           -----------
                                                              509,089
                                                           -----------
       Drugs: 0.9%
 9,000 Bristol-Myers                                          221,490
                                                           -----------

       Electrical/Electronics: 6.9%
10,000 Agilysys                                               150,600
 7,800 Anixter*                                               372,684
10,000 Avnet*                                                 253,800
17,000 EMC Corp.*                                             231,710
15,000 National Semiconductor                                 417,600
 8,300 Thermo Electron*                                       307,847
                                                           -----------
                                                            1,734,241
                                                           -----------

       Engineering, Construction: 1.8%
 5,200 Jacobs Engineering*                                    451,048
                                                           -----------

       Entertainment: 2.0%
 9,500 Disney (Walt)                                          264,955
 4,600 Electronic Arts*                                       251,712
                                                           -----------
                                                              516,667
                                                           -----------
      Financial Services: 4.3%
 4,300 American Express                                       225,965
 5,500 Edwards, AG                                            274,230
 8,000 Federated Investors                                    312,400
 5,800 First Data                                             271,556
                                                           -----------
                                                            1,084,151
                                                           -----------



                                                              MARKET
SHARES COMPANY                                                VALUE

       Foods/Beverage: 3.5%
11,000 Archer-Daniels-Midland                                $370,150
 5,000 General Mills                                          253,400
14,800 Sensient Technology                                    267,140
                                                           -----------
                                                              890,690
                                                           -----------

       Forest Products: 3.1%
 7,600 International Paper                                    262,732
 9,100 Lousiana-Pacific                                       247,520
12,300 Packaging Corp. of America                             276,012
                                                           -----------
                                                              786,264
                                                           -----------
       Indices: 2.8%
 6,300 Diamond Trust Series 1                                 701,127
                                                           -----------

       Insurance: 1.6%
 4,600 Jefferson-Pilot                                        257,324
 2,500 Lincoln National                                       136,475
                                                           -----------
                                                              393,799
                                                           -----------
        Machinery: 7.1%
 8,800  Crane                                                 360,888
 6,400  Ingersoll-Rand                                        267,456
 7,500  Modine Manufacturing                                  221,250
 8,800  Pall Corp.                                            274,472
 7,000  Snap-on Tools                                         266,840
12,800  Wabtec                                                417,280
                                                           -----------
                                                            1,808,186
                                                           -----------

        Medical/Healthcare: 1.4%
 3,200  Allergan                                              347,200
                                                           -----------

        Metals/Minerals: 3.1%
 9,000  Florida Rock                                          258,612
 7,600  Inco                                                  334,263
 9,500  Potash                                                202,607
                                                           -----------
                                                              795,482
                                                           -----------
        Misc./Diversified: 5.0%
 6,700 Dover Corp.                                            315,640
 6,500 ITT Industries                                         337,320
 7,000 Oakley                                                 331,890
 3,000 Steelcase                                              291,600
                                                           -----------
                                                            1,276,450
                                                           -----------

       Oil/Energy: 0.9%
 7,000 National Fuel Gas                                      229,040
                                                           -----------

       Precision Instruments: 3.4%
 4,100 Beckman Coulter                                        223,737
12,000 PerkinElmer                                            281,640
10,000 Tektronix                                              357,100
                                                           -----------
                                                              862,477
                                                           -----------

       Restaurants: 0.8%
13,495 Ryan's Restaurants*                                    195,678
                                                           -----------

       Retail: 8.9%
 7,500 Ethan Allen                                            315,150
11,000 Family Dollar Stores                                   292,600
13,300 Furniture Brands                                       325,983
 6,000 Home Depot                                             253,800
 4,100 Lowe's Companies                                       264,204
14,100 Office Depot*                                          525,084
10,000 Zale*                                                  280,300
                                                           -----------
                                                            2,257,121
                                                           -----------

       Toys: 0.9%
11,000 Hasbro                                                  232,100
                                                           -----------

       Transportation: 1.0%
 3,200 United Parcel Services                                  254,016
                                                           -----------

      Utilities: 0.6%
 8,000 Nisource                                                161,760
                                                           -----------

TOTAL COMMON STOCKS:
   (COST $20,391,456)                                       24,355,233
CASH EQUIVALENTS & RECEIVABLES: 3.8%
   Cash                                                         71,887
   JP Morgan Prime Money Market Fund                           752,438
   Dividends and interest receivable                            19,134
   Receivables from broker                                     109,711
                                                           -----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES                            953,170
                                                           -----------
TOTAL ASSETS                                                25,308,403
Less Liabilities                                                    -
                                                           -----------
NET ASSETS: 100.0%                                         $25,308,403
                                                           ===========
VOLUMETRIC SHARES OUTSTANDING                                1,333,658
                                                           -----------
NET ASSET VALUE PER SHARE                                       $18.98
                                                           ===========
*  Non-income producing security






Volumetric Fund, Inc.
------------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
------------------------
Transfer Agent
--------------

Volumetric Advisers, Inc.
-------------------------
Pearl River, New York

Custodian
---------
J.P. Morgan Chase
New York, New York

Independent Auditors
------------------------
BKD, LLP
Kansas City, Missouri

Board of Directors
------------------------
William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
Gabriel J. Gibs, Chairman
Joseph Heaupl
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President